Equipment And Lease Improvements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Equipment And Lease Improvements

(6)           EQUIPMENT AND LEASEHOLD IMPROVEMENTS

 Equipment and leasehold improvements consist of the following at December 31:

	2009	2010	Estimated Useful lives in years
Leasehold improvements	$5,021	$4,798	5
Computer hardware and software	3,709,026	3,708,450	3
Machinery and equipment	1,887,047	1,894,549	5
Molds, tools and dies	1,644,829	1,649,829	5
Office furniture and fixtures	277,873	277,873	5
	7,523,796	7,535,499
Accumulated depreciation and amortization	(7,466,009)	(7,492,429)
Equipment and leasehold improvements, net	$57,787	$43,070

Depreciation expense for year ended	$59,536	$26,428